Commitments and contingent liabilities - Summary of Potential Future Lease Commitments and Other Commitments Fall Due (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Lease And Other Commitments [Line Items]
Minimum lease payments payable under non-cancellable lease	€ 330	€ 291
Other commitments	4,198	4,370
Within 1 year
Disclosure Of Lease And Other Commitments [Line Items]
Minimum lease payments payable under non-cancellable lease	101	64
Other commitments	1,654	1,510
Later than 1 year but not later than 5 years
Disclosure Of Lease And Other Commitments [Line Items]
Minimum lease payments payable under non-cancellable lease	163	79
Other commitments	2,360	2,595
Later than 5 years
Disclosure Of Lease And Other Commitments [Line Items]
Minimum lease payments payable under non-cancellable lease	66	148
Other commitments	€ 184	€ 265